Summary of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets [Line Items]
Land use rights	$ 2,336	$ 2,189
Less: accumulated amortization	(294)	(223)
Land use rights, net	$ 2,042	$ 1,966